Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.8%
517,076	(1),(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.886%, 09/25/2044	$ 524,328	0.0
1,401,664	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.754%, 01/25/2045	1,411,458	0.1
915,735	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.596%, 04/25/2045	924,555	0.1
807,955	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.545%, 06/25/2045	825,286	0.1
728,871	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.700%, 12/25/2045	735,767	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.700%, 12/25/2045	666,511	0.1
1,611,594	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.784%, 03/25/2046	1,639,445	0.1
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.784%, 03/25/2046	1,012,957	0.1
511,992		Alternative Loan Trust 2004-32CB 2A2, 0.492%, (US0001M + 0.400%), 02/25/2035	471,084	0.0
774,161		Alternative Loan Trust 2004-J7 MI, 1.112%, (US0001M + 1.020%), 10/25/2034	761,635	0.1
2,367,105		Alternative Loan Trust 2005-10CB 1A1, 0.592%, (US0001M + 0.500%), 05/25/2035	1,934,918	0.1
369,705		Alternative Loan Trust 2005-31 1A1, 0.652%, (US0001M + 0.560%), 08/25/2035	353,186	0.0
282,976		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	250,847	0.0
518,970		Alternative Loan Trust 2005-J2 1A12, 0.492%, (US0001M + 0.400%), 04/25/2035	434,451	0.0
322,310		Alternative Loan Trust 2006-19CB A12, 0.492%, (US0001M + 0.400%), 08/25/2036	169,552	0.0
709,275		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	479,099	0.0
467,281		Alternative Loan Trust 2007-18CB 1A7, 0.562%, (US0001M + 0.470%), 08/25/2037	190,634	0.0
1,245,158		Alternative Loan Trust 2007-OA4 A1, 0.262%, (US0001M + 0.170%), 05/25/2047	1,184,351	0.1
1,666,460	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,691,657	0.1
207,472	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.775%, 01/25/2036	207,145	0.0
172,144	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.624%, 05/25/2035	176,444	0.0
318,678	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.816%, 09/25/2035	297,358	0.0
1,708,328	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.063%, 11/25/2035	1,307,796	0.1
3,797,077	(2)	Bellemeade Re 2020-4 M2A Ltd., 2.692%, (US0001M + 2.600%), 06/25/2030	3,800,983	0.3
155,619	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 3.056%, 09/25/2036	144,447	0.0
78,440	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 2.485%, 02/25/2037	78,486	0.0
295,450	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.800%, 11/25/2034	299,044	0.0
521,355		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	396,740	0.0
411,692		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	300,930	0.0
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,016,072	0.1
202,056	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	205,174	0.0
559,043	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	570,409	0.0
376,110	(1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	379,528	0.0
939,769	(1),(2)	CIM Trust 2019-J1 B3, 4.005%, 08/25/2049	975,890	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	523,295	0.0
1,751,919	(1),(2)	CIM Trust 2020-INV1 A13, 3.000%, 04/25/2050	1,771,121	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
980,738	(1),(2)	CIM Trust 2020-J1 B3, 3.470%, 07/25/2050	$ 1,001,212	0.1
987,252	(1),(2)	CIM Trust 2020-J2 B2, 2.790%, 01/25/2051	988,293	0.1
1,302,186	(1),(2)	CIM Trust 2020-J2 B3, 2.790%, 01/25/2051	1,256,625	0.1
1,444,094	(1),(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	1,459,651	0.1
293,756	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.775%, 03/25/2036	260,016	0.0
302,920	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.234%, 09/25/2037	299,863	0.0
875,138	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.827%, 08/25/2036	890,835	0.1
795,858		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	807,785	0.1
183,834		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	184,658	0.0
1,026,548	(1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	1,031,665	0.1
1,879,656	(1),(2)	COLT 2020-1R A3 Mortgage Loan Trust, 1.769%, 09/25/2065	1,887,373	0.1
1,100,000	(1),(2)	COLT 2021-1R M1 Mortgage Pass-Through Certificates, 2.695%, 05/25/2065	1,121,323	0.1
2,530,579	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.092%, (US0001M + 2.000%), 01/25/2040	2,544,334	0.2
1,273,786	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,286,666	0.1
1,000,000	(1),(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	993,471	0.1
347,364	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.386%, 05/25/2043	350,721	0.0
417,826	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.638%, 10/25/2043	424,105	0.0
525,526	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.683%, 11/25/2043	534,611	0.0
533,566	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.813%, 04/25/2044	546,885	0.0
581,575	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.068%, 07/25/2044	591,730	0.0
3,500,000	(1),(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,511,689	0.3
428,690	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.016%, 06/27/2037	436,229	0.0
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.742%, (US0001M + 3.650%), 02/25/2040	4,034,043	0.3
1,093,486		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.342%, (US0001M + 4.250%), 04/25/2029	1,137,852	0.1
569,055		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.642%, (US0001M + 5.550%), 04/25/2028	603,166	0.0
2,074,228		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.442%, (US0001M + 4.350%), 05/25/2029	2,176,393	0.2
2,397,241		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.642%, (US0001M + 3.550%), 07/25/2029	2,491,123	0.2
2,343,178		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.742%, (US0001M + 3.650%), 09/25/2029	2,430,242	0.2
2,433,406		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.092%, (US0001M + 3.000%), 10/25/2029	2,511,582	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,781,719		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.942%, (US0001M + 2.850%), 11/25/2029	$ 1,827,741	0.1
2,560,213		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.492%, (US0001M + 2.400%), 05/25/2030	2,598,868	0.2
1,684,893		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.592%, (US0001M + 2.500%), 05/25/2030	1,707,145	0.1
1,526,609		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.892%, (US0001M + 2.800%), 02/25/2030	1,562,557	0.1
2,997,631		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.642%, (US0001M + 2.550%), 12/25/2030	3,054,530	0.2
3,720,427		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.442%, (US0001M + 2.350%), 01/25/2031	3,769,162	0.3
2,719,347		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.192%, (US0001M + 2.100%), 03/25/2031	2,753,767	0.2
1,233,364	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.192%, (US0001M + 2.100%), 06/25/2039	1,239,053	0.1
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.192%, (US0001M + 4.100%), 07/25/2039	1,020,197	0.1
1,724,932	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.142%, (US0001M + 2.050%), 01/25/2040	1,733,848	0.1
5,100,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.742%, (US0001M + 3.650%), 02/25/2040	5,293,331	0.4
1,740,823	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	1,740,613	0.1
934,201	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.114%, 04/25/2048	946,475	0.1
1,441,559	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.294%, 07/25/2048	1,457,847	0.1
2,037,462	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.520%, 09/25/2048	2,062,312	0.2
944,581	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.520%, 09/25/2048	953,894	0.1
947,298	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.984%, 10/25/2048	986,254	0.1
631,165	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	641,783	0.0
968,901	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.104%, 12/25/2049	986,929	0.1
4,885,161	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.286%, 03/25/2050	5,150,829	0.4
2,434,789	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.286%, 03/25/2050	2,532,997	0.2
918,064	(1),(2)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 08/25/2050	927,233	0.1
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA2 M2, 1.942%, (US0001M + 1.850%), 02/25/2050	3,027,817	0.2
1,875,649	(2)	Freddie Mac STACR REMIC Trust 2020-DNA3 M2, 3.092%, (US0001M + 3.000%), 06/25/2050	1,887,730	0.1
1,962,873	(2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 3.842%, (US0001M + 3.750%), 08/25/2050	1,985,320	0.1
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 2.818%, (SOFR30A + 2.800%), 10/25/2050	3,047,613	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000	(2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.018%, (SOFR30A + 2.000%), 12/25/2050	$ 3,035,667	0.2
2,800,000	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.192%, (US0001M + 3.100%), 03/25/2050	2,847,191	0.2
1,159,069	(2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.242%, (US0001M + 3.150%), 09/25/2050	1,173,014	0.1
2,000,000	(2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.268%, (SOFR30A + 2.250%), 08/25/2033	2,029,109	0.2
2,200,000	(2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.192%, (US0001M + 2.100%), 09/25/2048	2,230,826	0.2
3,600,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.392%, (US0001M + 2.300%), 10/25/2048	3,636,714	0.3
2,347,512		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.092%, (US0001M + 5.000%), 12/25/2028	2,456,522	0.2
813,123		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.442%, (US0001M + 6.350%), 09/25/2028	866,257	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 3.942%, (US0001M + 3.850%), 03/25/2029	259,287	0.0
2,354,538		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.342%, (US0001M + 3.250%), 07/25/2029	2,441,692	0.2
1,936,562		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.442%, (US0001M + 2.350%), 04/25/2030	1,982,202	0.1
936,056		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.892%, (US0001M + 1.800%), 07/25/2030	942,671	0.1
776,462		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.392%, (US0001M + 2.300%), 09/25/2030	788,516	0.1
2,666,151	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.142%, (US0001M + 2.050%), 04/25/2049	2,689,724	0.2
500,000	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.318%, (SOFR30A + 2.300%), 08/25/2033	513,607	0.0
2,000,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,063,663	0.2
208,607	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	213,632	0.0
971,413	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,005,803	0.1
682,160	(2),(3)	GCAT 2020-NQM2 A2 Trust, 2.272% (Step Rate @ 3.272% on 07/25/2024), 04/25/2065	690,544	0.1
328,029	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	332,324	0.0
557,650	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	564,483	0.0
1,000,000	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	1,014,072	0.1
2,149,525	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.696%, 05/25/2050	2,227,015	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
108,239	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	$ 109,740	0.0
958,440	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.298%, 08/25/2049	976,951	0.1
280,221	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	281,858	0.0
967,000	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.454%, 11/25/2049	990,584	0.1
427,756	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	434,434	0.0
961,249	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.072%, 03/25/2050	992,777	0.1
3,612,883	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.072%, 03/25/2050	3,717,792	0.3
3,030,348	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.072%, 03/25/2050	3,158,528	0.2
575,454	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	582,093	0.0
1,292,200	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.660%, 08/25/2051	1,246,468	0.1
116,567	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 2.883%, 10/25/2035	85,082	0.0
275,661	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 2.927%, 01/25/2036	282,002	0.0
722,425		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.243%, (US0001M + 0.150%), 01/25/2047	681,875	0.1
912,931		HarborView Mortgage Loan Trust 2007-5 A1A, 0.283%, (US0001M + 0.190%), 09/19/2037	891,452	0.1
4,000,000	(2)	Home RE 2019-1 M2 Ltd., 3.342%, (US0001M + 3.250%), 05/25/2029	4,054,855	0.3
7,200,000	(2)	Home RE 2021-1 M1C Ltd., 2.392%, (US0001M + 2.300%), 07/25/2033	7,141,082	0.5
3,039,424		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.512%, (US0001M + 0.420%), 02/25/2046	2,450,244	0.2
548,294		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	412,022	0.0
144,035	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.075%, 05/25/2037	136,512	0.0
1,078,269		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	694,081	0.1
2,230,115	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.704%, 01/25/2044	2,255,050	0.2
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.910%, 10/25/2029	759,206	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.858%, 05/25/2046	1,031,662	0.1
3,600,209	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.498%, 01/25/2047	3,620,527	0.3
542,481	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	551,317	0.0
898,505	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.791%, 08/25/2047	929,481	0.1
1,387,885	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.928%, 11/25/2048	1,436,930	0.1
1,387,885	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.928%, 11/25/2048	1,433,544	0.1
1,390,312	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.803%, 12/25/2048	1,441,663	0.1
1,504,942	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.761%, 09/25/2048	1,556,487	0.1
2,132,389	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.761%, 09/25/2048	2,215,560	0.2
1,026,429	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.755%, 10/25/2048	1,060,866	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,146,169	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.755%, 10/25/2048	$ 2,212,250	0.2
657,920	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	667,979	0.1
1,761,143	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.930%, 12/25/2048	1,812,520	0.1
1,889,378	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.164%, 01/25/2049	1,970,092	0.1
944,689	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.164%, 01/25/2049	978,802	0.1
945,128	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.408%, 02/25/2049	971,927	0.1
945,128	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.408%, 02/25/2049	969,048	0.1
1,431,388	(1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.658%, 04/25/2049	1,495,514	0.1
340,561	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	346,242	0.0
148,932	(1),(2)	JP Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	150,288	0.0
102,390	(1),(2)	JP Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	103,333	0.0
958,247	(1),(2)	JP Morgan Mortgage Trust 2019-2 B1, 4.588%, 08/25/2049	972,076	0.1
958,247	(1),(2)	JP Morgan Mortgage Trust 2019-2 B2, 4.588%, 08/25/2049	1,001,718	0.1
51,092	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	52,027	0.0
3,234,413	(1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.545%, 11/25/2049	3,334,071	0.2
1,985,453	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.545%, 11/25/2049	2,040,959	0.2
965,151	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.286%, 12/25/2049	1,045,846	0.1
1,930,302	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.286%, 12/25/2049	1,982,605	0.1
978,512	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	995,127	0.1
2,974,155	(1),(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.172%, 02/25/2050	2,998,599	0.2
2,881,814	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.422%, 02/25/2050	2,930,569	0.2
1,044,912	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	1,068,776	0.1
1,450,785	(1),(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.235%, 03/25/2050	1,492,767	0.1
2,879,324	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.485%, 03/25/2050	2,965,739	0.2
2,503,495	(1),(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.503%, 05/25/2050	2,598,228	0.2
3,039,117	(1),(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.822%, 10/25/2049	3,202,777	0.2
1,678,698	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.027%, 10/25/2049	1,798,607	0.1
1,071,708	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	1,093,777	0.1
464,407	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	474,306	0.0
3,411,747	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.469%, 05/25/2050	3,563,128	0.3
344,057	(1),(2)	JP Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	346,289	0.0
1,247,575	(1),(2)	JP Morgan Mortgage Trust 2019-LTV1 B2, 4.844%, 06/25/2049	1,295,732	0.1
1,931,298	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.802%, 12/25/2049	2,016,664	0.2
1,931,298	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.802%, 12/25/2049	2,011,744	0.2
141,118	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	143,151	0.0
508,000	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	517,875	0.0
972,298	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.533%, 03/25/2050	1,025,752	0.1
2,430,745	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.533%, 03/25/2050	2,549,785	0.2
842,408	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	857,690	0.1
721,529	(1),(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	736,714	0.1
1,460,952	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.894%, 08/25/2050	1,538,157	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
635,097	(1),(2)	JP Morgan Mortgage Trust 2020-4 A15, 3.000%, 11/25/2050	$ 641,884	0.1
1,518,627	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.742%, 11/25/2050	1,577,979	0.1
2,452,207	(1),(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.675%, 12/25/2050	2,569,319	0.2
577,081	(1),(2)	JP Morgan Mortgage Trust 2020-7 A15, 3.000%, 01/25/2051	583,250	0.0
831,137	(1),(2)	JP Morgan Mortgage Trust 2020-8 A15, 3.000%, 03/25/2051	847,882	0.1
983,764	(1),(2)	JP Morgan Mortgage Trust 2020-8 B1, 3.569%, 03/25/2051	1,025,047	0.1
1,475,646	(1),(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.569%, 03/25/2051	1,522,584	0.1
764,679	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	780,478	0.1
984,622	(1),(2)	JP Morgan Mortgage Trust 2020-LTV2 A15, 3.000%, 11/25/2050	994,085	0.1
2,365,327	(1),(2)	JP Morgan Trust 2015-1 B3, 2.116%, 12/25/2044	2,429,768	0.2
658,815	(1),(2)	JP Morgan Trust 2015-3 B3, 3.605%, 05/25/2045	671,744	0.1
988,200	(1),(2)	JP Morgan Trust 2015-3 B4, 3.605%, 05/25/2045	1,016,305	0.1
193,045		Lehman XS Trust Series 2005-5N 3A1B, 1.116%, (12MTA + 1.000%), 11/25/2035	195,780	0.0
940,195	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.446%, 10/25/2048	1,006,114	0.1
2,004,496	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.446%, 10/25/2048	2,118,538	0.2
5,000,000	(2)	Mello Warehouse Securitization Trust 2020-1 C, 1.442%, (US0001M + 1.350%), 10/25/2053	5,004,337	0.4
1,900,000	(2)	Mello Warehouse Securitization Trust 2020-2 C, 1.392%, (US0001M + 1.300%), 11/25/2053	1,903,697	0.1
843		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.852%, (US0001M + 0.380%), 08/25/2035	844	0.0
1,045,187	(1),(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	1,047,189	0.1
700,000	(1),(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	701,091	0.1
167,255		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	136,520	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.892%, (US0001M + 1.800%), 09/25/2035	901,234	0.1
2,358,344	(1),(2)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 B2, 3.061%, 12/25/2050	2,403,682	0.2
2,037,468	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,199,754	0.2
242,314	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	247,186	0.0
415,886	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	423,545	0.0
364,642	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	369,063	0.0
639,880	(1),(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	648,462	0.1
772,491	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	780,514	0.1
1,165,276	(1),(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.287%, 02/25/2050	1,201,990	0.1
375,439	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	378,546	0.0
1,106,290	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,110,892	0.1
1,140,930	(1),(2)	PSMC 2020-3 A1 Trust, 3.000%, 11/25/2050	1,160,570	0.1
271,837	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	275,708	0.0
1,353,223	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.896%, 09/25/2049	1,409,889	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
966,588	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.896%, 09/25/2049	$ 1,004,216	0.1
116,420	(1),(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	118,166	0.0
1,972,226	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.523%, 02/25/2050	2,042,171	0.2
1,570,380	(1),(2)	RCKT Mortgage Trust 2021-1 A13, 2.500%, 03/25/2051	1,586,120	0.1
268,397	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.510%, 03/25/2043	274,494	0.0
488,904	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	494,904	0.0
319,404	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.718%, 07/25/2045	329,429	0.0
2,079,112	(1),(2)	Sequoia Mortgage Trust 2017-2 B2, 3.585%, 02/25/2047	2,134,791	0.2
2,718,372	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.838%, 08/25/2047	2,786,978	0.2
923,587	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.533%, 08/25/2047	954,084	0.1
250,191	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	253,205	0.0
1,425,903	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.259%, 06/25/2049	1,478,744	0.1
731,983	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	741,446	0.1
481,897	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.760%, 12/25/2049	502,258	0.0
481,897	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.760%, 12/25/2049	500,488	0.0
133,926	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	135,097	0.0
674,556	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.076%, 03/25/2049	690,600	0.1
1,687,783	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	1,750,412	0.1
2,400,000	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,445,723	0.2
2,960,252	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.550%, 09/25/2049	3,056,457	0.2
1,743,205	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.550%, 09/25/2049	1,818,443	0.1
542,633	(1),(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	554,549	0.0
982,589	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.665%, 03/25/2050	1,023,263	0.1
2,454,933	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.665%, 03/25/2050	2,539,663	0.2
1,978,641	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.359%, 04/25/2050	1,951,319	0.1
1,375,486	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.712%, 10/25/2047	1,426,377	0.1
1,662,669	(1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,671,432	0.1
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	3,047,295	0.2
2,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	2,034,423	0.2
2,500,000	(2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,511,227	0.2
98,345	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.531%, 03/25/2035	98,517	0.0
4,232,502	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,672,225	0.1
132,792	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.510%, 10/20/2035	122,489	0.0
172,274	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.510%, 10/20/2035	158,907	0.0
458,456	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.605%, 06/25/2034	465,190	0.0
546,464	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.646%, 07/25/2034	569,627	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
840,941	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 3.099%, 09/25/2035	$ 847,376	0.1
356,162		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.072%, (US0001M + 0.490%), 10/25/2045	353,803	0.0
274,004	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.724%, 12/25/2035	279,228	0.0
271,948	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.611%, 11/25/2036	270,658	0.0
790,618	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.731%, 12/25/2036	780,892	0.1
471,356	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.492%, 12/25/2036	450,348	0.0
293,259	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.000%, 02/25/2037	296,659	0.0
502,799	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.115%, 02/25/2037	499,808	0.0
323,192	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.050%, 12/25/2036	324,188	0.0
416,295		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	421,860	0.0
149,111		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	151,097	0.0
506,358		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	507,568	0.0
617,865		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.322%, (US0001M + 0.230%), 01/25/2047	627,946	0.0
175,819		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	176,145	0.0
91,461	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.827%, 04/25/2036	89,760	0.0
570,878	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.873%, 12/28/2037	569,410	0.0
467,554	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.692%, 07/25/2047	481,593	0.0
503,095	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	508,152	0.0
3,245,374	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.785%, 07/25/2049	3,305,259	0.2
1,591,190	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.398%, 12/25/2049	1,629,646	0.1
2,093,401	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.398%, 12/25/2049	2,140,614	0.2
1,653,108	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-3 A17 Trust, 3.000%, 06/25/2050	1,678,051	0.1
1,077,314	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.216%, 07/25/2050	1,125,228	0.1
5,574,132	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-5 B2 Trust, 2.940%, 09/25/2050	5,615,832	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,340,207	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-RR1 A17 Trust, 3.000%, 05/25/2050	$ 1,353,055	0.1
1,291,134	(1),(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.740%, 12/25/2050	1,232,162	0.1

	Total Collateralized Mortgage Obligations
	(Cost $373,833,012)		375,695,616	27.8

ASSET-BACKED SECURITIES: 30.5%
		Automobile Asset-Backed Securities: 3.7%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,638,928	0.3
2,020,000		Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,099,288	0.2
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,877,287	0.1
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,434,242	0.3
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,899,184	0.3
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 C, 1.480%, 02/18/2026	2,385,246	0.2
2,350,000		AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,412,047	0.2
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	777,724	0.1
4,100,000	(2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	4,133,244	0.3
1,809,966		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	1,834,077	0.1
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,757,208	0.2
105,070		Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	105,204	0.0
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,298,679	0.4
227,148		Santander Drive Auto Receivables Trust 2019-3 B, 2.280%, 09/15/2023	227,527	0.0
1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,567,913	0.1
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,305,934	0.3
2,350,000		Santander Drive Auto Receivables Trust 2020-2 D, 2.220%, 09/15/2026	2,407,337	0.2
1,700,000		Santander Drive Auto Receivables Trust 2020-3 C, 1.120%, 01/15/2026	1,715,962	0.1
2,000,000		Santander Drive Auto Receivables Trust 2020-4 C, 1.010%, 01/15/2026	2,012,931	0.2
1,500,000	(2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,576,469	0.1
			49,466,431	3.7

		Home Equity Asset-Backed Securities: 0.4%
720,491	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	689,668	0.0
720,492	(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	689,184	0.0
2,729,368		GSAA Home Equity Trust 2006-14 A3A, 0.592%, (US0001M + 0.250%), 09/25/2036	1,230,368	0.1
1,422,622	(1)	GSAA Home Equity Trust 2006-4 4A3, 3.059%, 03/25/2036	1,127,451	0.1
1,057,419		GSAA Home Equity Trust 2007-1 1A1, 0.172%, (US0001M + 0.080%), 02/25/2037	441,159	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: (continued)
720,830	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	$ 776,940	0.1
759,351	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	763,314	0.1
			5,718,084	0.4

		Other Asset-Backed Securities: 22.8%
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,030,813	0.2
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,510,817	0.1
1,058,296	(1),(2),(4),(5),(6)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
3,500,000	(2)	Apidos CLO XXXI 2019-31A DR, 3.246%, (US0003M + 3.100%), 04/15/2031	3,501,386	0.3
2,431,625	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,503,150	0.2
1,091,750	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,157,787	0.1
2,141,451	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	2,201,063	0.2
2,828,625	(2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,971,266	0.2
1,400,000	(2)	Atrium CDO Corp. 12A CR, 1.834%, (US0003M + 1.650%), 04/22/2027	1,398,544	0.1
5,000,000	(2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	5,001,685	0.4
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 3.638%, (US0003M + 3.450%), 07/20/2025	1,000,460	0.1
4,500,000	(2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,501,534	0.3
5,550,000	(2)	Babson CLO Ltd. 2018-3A C, 2.088%, (US0003M + 1.900%), 07/20/2029	5,496,476	0.4
3,000,000	(2)	Barings CLO Ltd. 2020-1A B, 2.034%, (US0003M + 1.850%), 10/15/2032	3,002,208	0.2
4,000,000	(2)	Barings CLO Ltd. 2021-1A D, 2.900%, (US0003M + 2.900%), 04/25/2034	3,999,740	0.3
251,268	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.054%, 10/25/2036	251,347	0.0
5,000,000	(2)	Benefit Street Partners CLO Ltd. 2021-23A D, 3.863%, (US0003M + 3.650%), 04/25/2034	5,004,910	0.4
1,700,000	(2)	Betony CLO 2 Ltd. 2018-1A B, 2.036%, (US0003M + 1.850%), 04/30/2031	1,686,975	0.1
3,750,000	(2)	BlueMountain CLO XXX Ltd. 2020-30A C, 2.684%, (US0003M + 2.500%), 01/15/2033	3,754,560	0.3
4,600,000	(2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,817,311	0.4
3,432,427	(2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	3,410,820	0.3
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.797%, (US0001M + 0.705%), 09/25/2035	2,478,706	0.2
1,881,750	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,055,321	0.2
1,413,750	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,481,357	0.1
1,333,125	(2)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	1,447,545	0.1
5,050,000	(2)	Domino's Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	5,309,560	0.4
7,775,000	(2)	Dorchester Park CLO DAC 2015-1A ER, 5.188%, (US0003M + 5.000%), 04/20/2028	7,707,723	0.6
6,000,000	(2)	Dryden 49 Senior Loan Fund 2017-49A DR, 3.590%, (US0003M + 3.400%), 07/18/2030	6,000,072	0.4
2,100,000	(2)	Dryden 77 CLO Ltd. 2020-77A ER, 6.004%, (US0003M + 5.870%), 05/20/2034	2,076,478	0.2
5,750,000	(2)	Dryden 86 CLO Ltd. 2020-86A DR, 3.346%, (US0003M + 3.200%), 07/17/2034	5,749,396	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 3.184%, (US0003M + 3.000%), 10/15/2027	$ 1,561,293	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,557,691	0.1
4,500,000	(2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 3.576%, (US0003M + 3.400%), 04/24/2029	4,500,639	0.3
5,518,879	(2)	Global SC Finance VII Srl 2021-1A A, 1.860%, 04/17/2041	5,502,332	0.4
1,713,633	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,791,154	0.1
906,837	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	988,068	0.1
2,426,332	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,533,643	0.2
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	694,817	0.1
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	834,035	0.1
891,518	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	930,654	0.1
3,448,468	(2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	3,593,350	0.3
6,478,798	(2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	6,551,062	0.5
2,000,000	(2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	2,098,468	0.2
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,014,756	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	6,062,640	0.4
3,450,000	(2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,506,988	0.3
1,400,000	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,427,920	0.1
2,800,000	(2)	Marlette Funding Trust 2020-2A B, 1.830%, 09/16/2030	2,819,691	0.2
2,000,000	(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 D, 2.650%, (US0001M + 2.550%), 07/16/2036	2,001,879	0.1
2,005,925	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,131,834	0.2
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	949,180	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.646%, 09/25/2057	1,942,052	0.1
1,481,032	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,599,201	0.1
1,368,595	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,491,583	0.1
1,487,049	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,584,600	0.1
1,912,453	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,007,598	0.1
1,387,633	(2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,391,697	0.1
997,412	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,061,199	0.1
2,400,000	(2)	Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A CR, 2.144%, (US0003M + 1.950%), 04/20/2031	2,400,958	0.2
2,250,000	(2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 2.941%, (US0003M + 2.800%), 07/16/2035	2,243,241	0.2
3,000,500	(2)	Oaktree CLO 2020-1A ER Ltd., 6.855%, (US0003M + 6.510%), 07/15/2034	2,970,786	0.2
3,000,000	(2)	Oaktree CLO Ltd. 2021-1A D, 3.396%, (US0003M + 3.250%), 07/15/2034	3,004,530	0.2
5,000,000	(2)	Octagon Investment Partners 32 Ltd. 2017-1A CR, 2.234%, (US0003M + 2.050%), 07/15/2029	5,000,080	0.4
5,000,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.284%, (US0003M + 2.100%), 07/15/2029	4,984,290	0.4
6,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.406%, (US0003M + 4.250%), 11/15/2026	5,993,124	0.4

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,125,000	(2)	Palmer Square Loan Funding 2021-2A D Ltd., 5.146%, (US0003M + 5.000%), 05/20/2029	$ 3,126,681	0.2
3,000,000	(2)	Palmer Square CLO 2015-2A DR2 Ltd., 5.938%, (US0003M + 5.750%), 07/20/2030	2,973,993	0.2
3,800,000	(2)	Palmer Square CLO Ltd. 2021-2A E, 6.456%, (US0003M + 6.350%), 07/15/2034	3,803,219	0.3
247,717	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.635%, 01/25/2036	250,468	0.0
3,150,000	(2)	Shackleton 2014-6RA D CLO Ltd., 3.160%, (US0003M + 2.970%), 07/17/2028	3,112,172	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 2.488%, (US0003M + 2.300%), 07/20/2030	1,600,229	0.1
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	912,030	0.1
736,560	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	744,486	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,886,447	0.3
458,121	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	463,215	0.0
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,886,207	0.2
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,140,413	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,555,300	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,584,768	0.2
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	2,001,772	0.1
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	613,880	0.0
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,253,352	0.2
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,804,330	0.1
3,363,167	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,565,077	0.3
4,500,000	(2)	Sound Point Clo XIV Ltd. 2016-3A DR, 3.823%, (US0003M + 3.650%), 01/23/2029	4,500,292	0.3
1,587,500	(2)	Sound Point Clo XV Ltd. 2017-1A CR, 2.244%, (US0003M + 2.050%), 01/23/2029	1,587,541	0.1
264,488		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.262%, (US0001M + 0.170%), 12/25/2036	260,563	0.0
3,965,154	(2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	4,069,375	0.3
3,645,480	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,820,369	0.3
1,806,470	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,946,219	0.1
3,512,926	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/2055	3,750,502	0.3
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.286%, (US0003M + 3.100%), 07/14/2026	4,200,962	0.3
1,560,000	(2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,569,819	0.1
4,750,000	(2)	TCW CLO 2018-1A B2R2 Ltd., 2.576%, (US0003M + 2.400%), 04/25/2031	4,750,817	0.3
6,000,000	(2)	TCW CLO 2020-1A DRR Ltd., 3.546%, (US0003M + 3.400%), 04/20/2034	6,000,072	0.4
3,000,000	(2)	TCW CLO 2021-2A D Ltd., 3.396%, (US0003M + 3.250%), 07/25/2034	3,000,000	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,980,876	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	$ 1,089,867	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.140%, (US0003M + 1.950%), 07/18/2031	1,984,340	0.1
5,000,000	(2)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.646%, (US0003M + 2.500%), 04/15/2035	5,013,285	0.4
2,225,729	(2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	2,197,355	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.060%, 11/25/2057	1,210,941	0.1
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,005,103	0.1
2,936,250	(2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	2,921,447	0.2
1,600,000	(2)	Venture 33 CLO Ltd. 2018-33A CR, 2.464%, (US0003M + 2.280%), 07/15/2031	1,589,483	0.1
5,412,500	(2)	Venture XXI CLO Ltd. 2015-21A DR, 2.984%, (US0003M + 2.800%), 07/15/2027	5,323,156	0.4
2,389,543	(2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,414,136	0.2
1,737,000	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,855,423	0.1
3,685,500	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,951,089	0.3
4,688,250	(2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	4,886,064	0.4
6,550,000	(2)	ZAXBY'S FUNDING LLC 2021-1A A2, 3.238%, 07/30/2051	6,631,743	0.5
			309,024,921	22.8

		Student Loan Asset-Backed Securities: 3.6%
181,071	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	179,652	0.0
524,377	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	535,302	0.0
333,020	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	346,138	0.0
132,294	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	137,733	0.0
35,016	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	35,665	0.0
937,602	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	954,534	0.1
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	609,725	0.0
333,674	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	333,720	0.0
125,018	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	125,018	0.0
256,729	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	256,906	0.0
181,802	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	181,927	0.0
143,509	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	143,998	0.0
297,977	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	304,422	0.0
1,300,985	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	1,327,535	0.1
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	467,674	0.0
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,064,275	0.1
633,037	(2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	637,785	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,537,926	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	$ 1,039,511	0.1
4,000,000	(2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	4,044,382	0.3
144,927	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	146,257	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,635,804	0.1
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,390,960	0.3
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,615,743	0.1
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,302,333	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,294,909	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,047,928	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,176,753	0.3
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,119,752	0.2
2,100,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,195,643	0.2
3,342,341	(2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	3,470,594	0.3
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,011,709	0.1
5,050,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,983,951	0.4
4,100,000	(2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,251,472	0.3
			47,907,636	3.6

	Total Asset-Backed Securities
	(Cost $405,578,563)		412,117,072	30.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 38.8%
760,000	(2)	ACRE Commercial Mortgage 2021-FL4 C Ltd., 1.833%, (US0001M + 1.750%), 12/18/2037	756,104	0.1
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 2.775%, (US0001M + 2.650%), 09/14/2036	3,431,329	0.3
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.323%, (US0001M + 2.250%), 09/15/2032	2,455,257	0.2
690,000	(2),(7)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	660,906	0.1
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,337,310	0.2
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,478,718	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,722,352	0.3
7,060,000	(1),(2),(6)	BANK 2017-BNK4 XE, 1.624%, 05/15/2050	511,957	0.0
21,150,000	(1),(2),(6)	BANK 2017-BNK8 XE, 1.406%, 11/15/2050	1,537,332	0.1
1,700,000	(2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,530,350	0.1
9,363,500	(1),(2),(6)	BANK 2018-BNK12 XD, 1.549%, 05/15/2061	831,189	0.1
11,065,828	(1),(6)	BANK 2019-BNK19 XA, 1.092%, 08/15/2061	739,236	0.1
1,650,000	(2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,511,821	0.1
52,766,465	(1),(6)	BANK 2020-BNK27 XA, 1.269%, 04/15/2063	4,706,262	0.3
18,100,400	(1),(6)	BANK 2020-BNK30 XA, 1.443%, 12/15/2053	1,752,139	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,982,920	(1),(6)	BANK 2021-BNK31 XA, 1.445%, 02/15/2054	$ 1,563,063	0.1
48,490,575	(1),(6)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.739%, 08/15/2052	5,015,618	0.4
103,000,000	(1),(2),(6)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	952,245	0.1
6,100,000	(2)	BBCMS 2020-BID C Mortgage Trust, 3.713%, (US0001M + 3.640%), 10/15/2037	6,188,546	0.5
435,000	(2)	BBCMS 2020-BID D Mortgage Trust, 4.703%, (US0001M + 4.630%), 10/15/2037	441,695	0.0
39,409,201	(1),(6)	BBCMS Mortgage Trust 2020-C7 XA, 1.743%, 04/15/2053	4,195,582	0.3
6,660,000	(1),(6)	BBCMS Trust 2021-C10 XA, 1.434%, 07/15/2054	670,782	0.1
7,268,112	(2)	BCRR 2016-FRR3 E Trust, 18.439%, (US0001M + 18.348%), 05/26/2026	6,822,343	0.5
18,964,000	(1),(2),(6)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,751,934	0.1
50,635,551	(1),(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.596%, 05/15/2053	1,281,966	0.1
20,262,802	(1),(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.390%, 03/15/2062	1,531,300	0.1
14,907,500	(1),(2),(6)	Benchmark 2019-B14 XD Mortgage Trust, 1.401%, 12/15/2062	1,431,812	0.1
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,267,131	0.1
3,220,000	(1),(2),(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.168%, 03/15/2052	436,136	0.0
12,534,388	(1),(6)	Benchmark 2020-B17 XA Mortgage Trust, 1.541%, 03/15/2053	1,098,781	0.1
6,115,000	(2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	6,219,660	0.5
22,673,223	(1),(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	2,518,471	0.2
3,000,000	(2)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	2,661,140	0.2
7,274,779	(1),(6)	Benchmark 2020-B20 XA Mortgage Trust, 1.740%, 10/15/2053	794,788	0.1
15,985,013	(1),(6)	Benchmark 2020-B22 XA Mortgage Trust, 1.636%, 01/15/2054	1,921,723	0.1
18,517,352	(1),(6)	Benchmark 2021-B23 XA Mortgage Trust, 1.386%, 02/15/2054	1,790,232	0.1
34,720,241	(1),(6)	Benchmark 2021-B25 XA Mortgage Trust, 1.232%, 04/15/2054	3,057,416	0.2
8,000,000	(1),(2),(6)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	853,033	0.1
6,580,000	(2),(7)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	4,991,938	0.4
8,425,000	(1),(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.525%, 05/25/2052	7,698,743	0.6
5,000,000	(2)	BPR Trust 2021-WILL E, 6.823%, (US0001M + 6.750%), 06/15/2038	5,054,177	0.4
6,500,000	(1),(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/11/2044	6,727,459	0.5
7,500,000	(2)	BX Commercial Mortgage Trust 2020-VKNG F, 2.823%, (US0001M + 2.750%), 10/15/2037	7,535,499	0.6
1,300,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,361,545	0.1
7,000,000	(2)	BX Trust 2020-BXLP C, 1.900%, (US0001M + 1.800%), 06/15/2038	7,023,724	0.5
6,000,000	(2)	BX Trust 2021-SOAR E, 2.450%, (US0001M + 2.350%), 06/15/2038	6,023,348	0.4
5,000,000	(2)	BXMT 2020-FL2 D Ltd., 2.075%, (US0001M + 1.950%), 02/15/2038	4,993,763	0.4
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,936,805	0.1
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	1,116,399	0.1
17,777,479	(1),(6)	CD 2019-CD8 XA Mortgage Trust, 1.551%, 08/15/2057	1,660,564	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	$ 2,869,708	0.2
45,735,707	(1),(2),(6)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.597%, 03/10/2047	1,665,987	0.1
740,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.582%, 08/10/2049	576,123	0.0
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.878%, 07/10/2049	2,939,843	0.2
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.878%, 07/10/2049	1,162,569	0.1
1,000,000	(1)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.460%, 10/10/2049	1,081,409	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,026,677	0.1
20,655,000	(1),(2),(6)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.408%, 09/15/2050	1,424,391	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	2,441,261	0.2
1,474,486	(2)	Cold Storage Trust 2020-ICE5 E, 2.839%, (US0001M + 2.766%), 11/15/2037	1,484,973	0.1
20,975,882	(1),(6)	COMM 2012-CR3 XA, 1.997%, 10/15/2045	266,788	0.0
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 5.064%, 08/10/2046	1,116,228	0.1
2,920,000	(1),(2)	COMM 2013-CR8 D Mortgage Trust, 4.062%, 06/10/2046	2,968,717	0.2
6,923,992	(1),(2)	COMM 2013-CR8 E Mortgage Trust, 4.000%, 06/10/2046	6,898,178	0.5
4,900,000	(1),(2)	COMM 2013-GAM D, 3.531%, 02/10/2028	4,688,812	0.3
1,255,000	(1),(2)	COMM 2013-GAM F, 3.531%, 02/10/2028	1,148,616	0.1
5,530,000	(1),(2)	COMM 2019-GC44 180B Mortgage Trust, 3.513%, 08/15/2057	5,405,533	0.4
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	1,715,358	0.1
6,000,000	(1)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.327%, 06/15/2057	5,622,135	0.4
16,406,000	(1),(2),(6)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.895%, 11/15/2050	826,889	0.1
7,360,000	(2)	CSWF 2018-TOP F, 2.823%, (US0001M + 2.750%), 08/15/2035	7,371,674	0.5
872,014	(1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 6.091%, 11/10/2046	870,636	0.1
1,000,000	(1),(2)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	918,699	0.1
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.381%, 08/10/2049	5,952,124	0.4
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.631%, 08/10/2049	2,242,491	0.2
650,000	(2)	Extended Stay America Trust 2021-ESH E, 2.925%, (US0001M + 2.850%), 07/15/2038	654,873	0.1
450,000	(2)	Extended Stay America Trust 2021-ESH F, 3.775%, (US0001M + 3.700%), 07/15/2038	453,374	0.0
6,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	6,416,778	0.5
6,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU G, 4.095%, 12/10/2036	6,357,549	0.5
14,788,310	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.810%, 03/25/2030	1,902,451	0.1
9,087,161	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.815%, 04/25/2030	1,157,010	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
24,721,804	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	$ 1,759,073	0.1
29,784,595	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.866%, 12/25/2030	1,871,211	0.1
3,395,501	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.639%, 02/25/2035	543,280	0.0
12,590,773	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	1,849,952	0.1
5,497,750	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.941%, 11/25/2030	365,910	0.0
50,993,581	(1),(6)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 2.080%, 01/25/2031	7,062,188	0.5
12,250,292	(2),(6)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	49,562	0.0
4,833,678	(2),(7)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,286,925	0.2
51,733,186	(2),(6)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	186,534	0.0
1,794,716	(2)	FREMF 2018-KBF2 C Mortgage Trust, 4.586%, (US0001M + 4.500%), 10/25/2025	1,798,627	0.1
9,200,000	(2)	FREMF 2019-KBF3 C Mortgage Trust, 4.836%, (US0001M + 4.750%), 01/25/2029	9,294,915	0.7
2,300,000	(2),(7)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,395,062	0.1
29,359,631	(2),(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	136,593	0.0
3,260,000	(2),(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	19,291	0.0
160,388,405	(2),(6)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	212,178	0.0
3,326,000	(1),(2)	FRR Re-REMIC Trust 2018-C1 CK32, 0.000%, 10/27/2046	3,112,072	0.2
7,423,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 07/28/2027	5,209,985	0.4
11,147,000	(2)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 07/28/2027	7,618,906	0.6
8,020,000	(2)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 12/29/2027	5,407,234	0.4
2,000,000	(2)	GCT Commercial Mortgage Trust 2021-GCT D, 2.423%, (US0001M + 2.350%), 02/15/2038	2,003,110	0.1
16,413,950	(1),(2),(6)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.418%, 03/10/2044	49,879	0.0
4,100,000	(1),(2)	GS Mortgage Securities Trust 2012-GC6 D, 5.860%, 01/10/2045	3,923,619	0.3
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.786%, 05/10/2045	1,399,763	0.1
2,000,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.786%, 05/10/2045	1,880,816	0.1
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	4,339,496	0.3
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	275,281	0.0
6,326,927	(1),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.120%, 02/10/2052	395,739	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	2,038,542	0.2
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,370,991	0.1
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	1,019,893	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
14,501,321	(1),(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.226%, 07/10/2052	$ 994,102	0.1
1,627,069	(2)	HPLY Trust 2019-HIT E, 2.423%, (US0001M + 2.350%), 11/15/2036	1,626,176	0.1
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.394%, 01/05/2034	5,750,780	0.4
2,070,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 2.523%, (US0001M + 2.450%), 04/15/2038	2,080,308	0.2
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,399,347	0.1
5,039,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.240%, 12/15/2047	5,106,979	0.4
740,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.213%, 01/15/2046	756,283	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,889,380	0.3
4,300,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 D, 4.723%, 07/15/2047	3,890,656	0.3
1,930,000	(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.233%, (US0001M + 2.160%), 07/15/2036	1,908,633	0.1
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	1,308,353	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.990%, 12/05/2038	1,274,092	0.1
30,251,603	(1),(2),(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.808%, 11/15/2045	1,111,271	0.1
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.048%, 01/15/2047	3,573,453	0.3
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	3,038,527	0.2
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	582,016	0.0
46,979,000	(1),(2),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	744,006	0.1
34,428,000	(1),(2),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.520%, 01/15/2048	495,853	0.0
4,460,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.367%, 04/20/2048	4,404,638	0.3
2,000,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 E, 3.367%, 04/20/2048	1,906,166	0.1
13,000,000	(1),(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.739%, 03/10/2049	10,653,903	0.8
3,000,000	(2)	MBRT 2019-MBR H1, 4.073%, (US0001M + 4.000%), 11/15/2036	2,995,252	0.2
1,000,000		Mello Mortgage Capital Acceptance 2021-MTG3, 2.500%, 07/01/2051	991,393	0.1
6,000,000	(2)	MHC Commercial Mortgage Trust 2021-MHC F, 2.674%, (US0001M + 2.601%), 04/15/2038	6,029,945	0.4
4,930,763	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,877,236	0.4
11,330,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 G, 4.500%, 08/15/2045	10,573,070	0.8
4,050,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.755%, 11/15/2045	3,685,820	0.3
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,712,458	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	$ 2,518,737	0.2
5,500,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.191%, 12/15/2048	4,988,312	0.4
3,590,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.063%, 04/15/2047	3,735,212	0.3
2,130,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,934,889	0.1
1,630,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,604,185	0.1
9,950,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.543%, 10/15/2048	9,100,995	0.7
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.543%, 10/15/2048	6,573,993	0.5
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	547,500	0.0
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	260,000	0.0
680,158	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	34,030	0.0
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,402,974	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.030%, 11/15/2049	3,803,028	0.3
40,893,989	(1),(6)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.458%, 07/15/2052	3,335,408	0.2
6,586,500	(1),(2),(6)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.543%, 07/15/2052	653,320	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,394,212	0.2
17,779,847	(1),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.924%, 12/15/2050	748,711	0.1
15,555,000	(1),(2),(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.634%, 12/15/2050	1,421,581	0.1
840,972	(2)	Motel 6 Trust 2017-MTL6 D, 2.223%, (US0001M + 2.150%), 08/15/2034	843,927	0.1
4,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.842%, (US0001M + 3.750%), 03/25/2050	4,175,472	0.3
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,567,963	0.7
1,919,000	(1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.264%, 02/27/2051	1,739,961	0.1
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	3,351,123	0.2
17,669,199	(1),(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.722%, 04/15/2052	1,650,137	0.1
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.616%, 12/10/2045	532,282	0.0
1,231,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.616%, 12/10/2045	710,293	0.1
6,334,559	(1),(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.184%, 12/15/2047	180,960	0.0
3,262,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.648%, 09/15/2058	3,375,965	0.3
16,657,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.398%, 09/15/2058	768,156	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,657,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.398%, 09/15/2058	$ 764,448	0.1
4,060,000	(2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,983,369	0.3
3,025,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.334%, 12/15/2049	2,848,416	0.2
32,664,000	(1),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.629%, 11/15/2049	920,736	0.1
7,605,000	(1),(2),(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	620,412	0.0
33,907,600	(1),(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.085%, 10/15/2050	1,508,322	0.1
15,356,149	(1),(6)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.956%, 06/15/2051	756,742	0.1
3,680,000	(2),(7)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,357,239	0.2
36,210,098	(1),(2),(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.662%, 12/15/2045	553,743	0.0
5,700,000	(1),(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.850%, 04/15/2045	5,791,405	0.4
2,664,000	(1)	WFRBS Commercial Mortgage Trust 2013-C11 C, 4.327%, 03/15/2045	2,739,260	0.2
3,240,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.383%, 03/15/2045	2,793,984	0.2
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,713,548	0.4
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,703,324	0.1
823,220	(1),(2),(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.257%, 03/15/2048	11,935	0.0
14,090,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.102%, 06/15/2046	12,431,242	0.9
7,140,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.201%, 12/15/2046	7,189,350	0.5
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	275,855	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	958,256	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 5.208%, 03/15/2046	2,203,999	0.2
4,410,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,548,497	0.3
2,598,000	(2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	2,145,702	0.2
5,973,049	(2)	WFRBS Commercial Mortgage Trust 2014-C21 E, 3.494%, 08/15/2047	3,639,962	0.3
5,000,000	(1),(2)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.146%, 10/15/2057	5,045,575	0.4
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.458%, 11/15/2047	1,028,043	0.1
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,440,807	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $531,659,854)		525,343,697	38.8

	Total Long-Term Investments
	(Cost $1,311,071,429)		1,313,156,385	97.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.4%
	Mutual Funds: 3.4%
46,447,000	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $46,447,000)	$ 46,447,000	3.4

	Total Short-Term Investments
	(Cost $46,447,000)	46,447,000	3.4

	Total Investments in Securities (Cost $1,357,518,429)	$ 1,359,603,385	100.5
	Liabilities in Excess of Other Assets	(6,621,183)	(0.5)
	Net Assets	$ 1,352,982,202	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2021.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2021.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2021.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Rate shown is the 7-day yield as of June 30, 2021.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$375,695,616	$–	$375,695,616
Asset-Backed Securities	–	412,117,072	–	412,117,072
Commercial Mortgage-Backed Securities	–	525,343,697	–	525,343,697
Short-Term Investments	46,447,000	–	–	46,447,000
Total Investments, at fair value	$46,447,000	$1,313,156,385	$–	$1,359,603,385
Other Financial Instruments+
Futures	2,760,165	–	–	2,760,165
Total Assets	$49,207,165	$1,313,156,385	$–	$1,362,363,550
Liabilities Table
Other Financial Instruments+
Futures	$(305,003)	$–	$–	$(305,003)
Total Liabilities	$(305,003)	$–	$–	$(305,003)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2021, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	21	09/21/21	$3,375,750	$97,125
U.S. Treasury Ultra 10-Year Note	224	09/21/21	32,973,500	590,125
U.S. Treasury Ultra Long Bond	138	09/21/21	26,590,875	993,487
			$62,940,125	$1,680,737
Short Contracts:
U.S. Treasury 10-Year Note	(571)	09/21/21	(75,657,500)	(305,003)
U.S. Treasury 2-Year Note	(1,506)	09/30/21	(331,802,390)	540,270
U.S. Treasury 5-Year Note	(1,930)	09/30/21	(238,219,298)	539,158
			$(645,679,188)	$774,425

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,360,283,176.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$24,677,279
Gross Unrealized Depreciation	(22,901,908)

Net Unrealized Appreciation	$1,775,371